Share-Based Payment (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 29, 2011	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Payment Textual [Abstract]
Share-based payment transactions to employees and non-employees		$ 40	$ 182	$ 148
2011 Plan [Member]
Share Based Payment Textual [Abstract]
Sharebased payment award remaining contractual term	10 years
Number of share holding of up	10,000,000
Number of options, Granted		2,350,000